COMMITMENTS - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021 shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Commitments [line items]
Purchase orders remain outstanding | $		$ 7,282	$ 7,282	$ 10,694
Restricted stock [Member]
Commitments [line items]
Number of shares granted		338,059	2,253,040
Consultant [member] | Restricted stock [Member]
Commitments [line items]
Number of shares granted	75,000
Contract expiry date	Sep. 21, 2022
Consultant [member] | Restricted stock [Member]
Commitments [line items]
Number of shares granted			100,000
Contract expiry date			May 13, 2022
Consultant One [member] | Restricted stock [Member]
Commitments [line items]
Number of shares granted			125,000